Income Taxes (Detail) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2016 KRW (₩)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 KRW (₩)	Dec. 31, 2014 KRW (₩)
Income Tax Disclosure [Abstract]
Domestic	₩ 3,887		₩ (14,790)	₩ (9,415)
Foreign	(468)		(888)	(1,437)
Income (loss) before income tax expense	3,419	$ 2,840	(15,678)	(10,852)
Domestic	3,240		1,351	1,473
Foreign	0		0	0
Current Income Tax Expense (Benefit), Total	3,240		1,351	1,473
Domestic				8,674
Deferred Income Tax Expense (Benefit), Total				8,674
Total income tax expenses	3,240	$ 2,692	1,351	10,147
Income taxes recognized in other comprehensive income	₩ 0		₩ 0	₩ 68